CASH AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
SCHEDULE OF RECONCILIATION OF CASH AND RESTRICTED CASH

A reconciliation of cash and restricted cash in the consolidated balance sheets to the amounts in the consolidated statement of cash flows is as follows:

	December 31,
	2021	2022
	RMB	RMB
Cash	656,179	526,740
Restricted cash	698	525
Total cash and restricted cash shown in the consolidated statements of cash flows	656,877	527,265